CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value per share (in USD per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	140,010,000		140,010,000
Common stock, shares issued (in shares)	46,650,000		43,900,000	43,900,000
Common stock, shares outstanding (in shares)	46,650,000		43,900,000